Summary of Principal Accounting Policies - Schedule of Estimated Useful Lives (Details)	Sep. 30, 2025	Dec. 31, 2024
Leasehold Improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Over the shorter of the lease term or the estimated useful lives	Over the shorter of the lease term or the estimated useful lives
Machinery and Equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	2 years	2 years
Machinery and Equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years	10 years
Office furniture [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years	3 years
Office furniture [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years	10 years
Electric Generation Equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years	3 years
Electric Generation Equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years	5 years
Motor vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years	3 years
Research and development of equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Research and development of equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years